Short-Term Borrowing (Detail) - Dec. 31, 2016	CNY (¥)	USD ($)
Short-term Debt [Line Items]
Short-term borrowing	¥ 107,517,367	$ 15,485,722
Bank Loan from Bank of Shanghai
Short-term Debt [Line Items]
Short-term borrowing	24,992,214	3,599,628
Pledged Loan
Short-term Debt [Line Items]
Short-term borrowing	¥ 82,525,153	$ 11,886,094